COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Note 8 - COMMITMENTS AND CONTINGENCIES

On June 2, 2017 the Company received a down payment of $120,067 for the construction and delivery of a Directional Neutron Source Model TEC-DNS-05. The total contract amount is $194,481.

On September 8, 2017 the Company received additional payment of $49,945 for the construction and delivery of the Directional Neutron Source Model TEC-DNS-05.

The balance of $24,469 is due on delivery. Delivery is schedule for six (6) months from the date of deposit which was June 2, 2017.

From time to time the Company may be a party to litigation matters involving claims against the Company. Management believes that there are no current matters that would have a material effect on the Company’s financial position or results of operations.